Subsequent Events (Details) - Tranche I - EBITDA for last 12 months or 20 trading days in consecutive 30 day trading period - Class A-2 Common Stock	Jan. 14, 2020 shares
Subsequent Event [Line Items]
Conversion of stock, shares converted (in shares)	1,596,636
Subsequent Event
Subsequent Event [Line Items]
Conversion of stock, shares converted (in shares)	1,666,666